Borrowings (Details) - JPY (¥)	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	May 31, 2024	Dec. 31, 2023
Debt Instrument
Time deposits pledged as collateral		¥ 6,156,000			¥ 26,002,000
Fixed interest rates				1.475%
Short-term borrowings		491,667,000			400,000,000
Borrowings (Due through 2035 with weighted average interest rates of 0.23% as of December 31, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)		555,012,000			651,217,000
Current portion of corporate convertible bond		(530,000,000)
Current portion of borrowings		(582,479,000)			(500,415,000)
Borrowings, net of current portion		¥ 764,200,000			¥ 1,050,802,000
Weighted average interest rates		0.23%			0.29%
Number of shares granted		143,000
Exercise price, per share		¥ 344
Japanese financial institutions unsecured bank loans | Minimum [Member]
Debt Instrument
Fixed interest rates		0.21%			0.21%
Japanese financial institutions unsecured bank loans | Maximum [Maximum]
Debt Instrument
Fixed interest rates		1.60%			3.30%
Convertible bonds
Debt Instrument
Fixed interest rates	2.00%		5.00%
Corporate convertible bond	¥ 300,000	¥ 830,000,000	¥ 500,000,000		¥ 500,000,000
Number of shares granted	3		40
Value of one share option attached to each bond	¥ 100,000,000		¥ 12,500,000
Exercise price, per share	¥ 957		¥ 755